Summary of significant accounting policies - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Dividend withholding tax rate	20.00%
Finance costs	R 10,900	R 9,020	R 5,677
Payments of finance lease liabilities, classified as financing activities	R 11,435	R 0	R 0
Patents and trademarks | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	3 years
Patents and trademarks | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	20 years
Customer relationships | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	2 years
Customer relationships | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	15 years
Software licenses | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	2 years
Software licenses | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	5 years
Technology-based intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	1 year
Technology-based intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles	17 years
Impact of Adopting New IFRS | IFRS 9, IFRS 15 and IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Finance costs	R 7,900
Impact of Adopting New IFRS | IFRS 16 - Leases
Disclosure of detailed information about property, plant and equipment [line items]
Payments of finance lease liabilities, classified as financing activities	R 11,400